Label	Element	Value
AIG U.S. Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000795307_SupplementTextBlock

SUNAMERICA INCOME FUNDS

AIG U.S. Government Securities Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Funds’ Prospectus (“Prospectus”)

and Statement of Additional Information (“SAI”), as supplemented and amended to date

Effective immediately, the following changes are made to the Prospectus and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	AIG U.S. Government Securities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The first paragraph under the subsection entitled “Fees and Expenses of the Fund” in each Fund’s “Fund Highlights” section of the Prospectus is amended to add a cross-reference to the “Financial Intermediary-Specific Sales Charge Waiver Policies” section of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.